N-4	Sep. 25, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Sep. 25, 2026
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The Board of Trustees (the "Board") of Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (the "Board"), approved the merger of the Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (the "Target Fund") into the Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about October 9, 2026 (the "Effective Date").Effective at the close of business on October 8th, 2026, the Target Fund is no longer available to receive transfers or purchase payments.As of the Effective Date, the following changes apply to the Contract:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before October 9, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: Massachusetts Financial Services Company	0.79%*	0.00%	0.79%	19.11%	7.09%	9.73%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before October 9, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: Massachusetts Financial Services Company	0.79%*	0.00%	0.79%	19.11%	7.09%	9.73%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Platform Charge [Text Block]	Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.
Monument Advisor Contract No. JNL-2300 | Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	19.11%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	9.73%